Taxation (Details)						6 Months Ended
	Jun. 26, 2026 HKD ($)	Sep. 30, 2025 USD ($)		Sep. 30, 2025 HKD ($)	Sep. 30, 2025 SGD ($)	Mar. 31, 2026 USD ($)		Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 HKD ($)
Taxation [Line Items]
Profits tax rates
Statutory tax rate						16.50%		16.50%
Valuation allowance deferred tax assets		$ 251,333	[1]				[1]
Deferred tax liability		11,390
Hong Kong [Member]
Taxation [Line Items]
Deferred tax liability										$ 88,569
PRESTIGE PRIVATE WEALTH MANAGEMENT LIMITED (“PPWM”) [Member]
Taxation [Line Items]
Net taxable loss		462,442		$ 3,620,462
Wealth AI [Member]
Taxation [Line Items]
Net taxable loss		$ 1,027,649			$ 1,353,803
Minimum [Member]
Taxation [Line Items]
Profits tax rates	8.25%
Assessable profits (in Dollars)	$ 2,000,000
Maximum [Member]
Taxation [Line Items]
Profits tax rates	16.50%
Assessable profits (in Dollars)	$ 2,000,000
Hong Kong Profit Tax Rates [Member]
Taxation [Line Items]
Profits tax rates						16.50%		16.50%
Hong Kong Profit Tax Rates [Member] | Minimum [Member]
Taxation [Line Items]
Profits tax rates						8.25%		8.25%
Assessable profits (in Dollars)								$ 2,000,000
Hong Kong Profit Tax Rates [Member] | Maximum [Member]
Taxation [Line Items]
Profits tax rates						16.50%		16.50%
Assessable profits (in Dollars)								$ 2,000,000
U.S. Subsidiary PWAI [Member]
Taxation [Line Items]
Federal corporate income tax rate						21.00%		21.00%
Assessable profits (in Dollars)
California [Member]
Taxation [Line Items]
State income tax rate						8.84%		8.84%

[1]	As of September 30, 2025, the Group had net taxable losses arising from the operations of PPWM and WEALTH AI of HK$3,620,462 (US$462,442) and SGD$1,353,803 (US$1,027,649), respectively. These losses were available to reduce future taxable income, and all of these losses can be carried forward indefinitely. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $251,333 for the years ended September 30, 2025.